Cover Page	Jul. 22, 2022
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2022
Entity Registrant Name	Spire Inc.
Entity Central Index Key	0001126956
Entity Emerging Growth Company	false
Entity File Number	1-16681
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	74-2976504
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Spire Missouri Inc
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2022
Entity Registrant Name	Spire Missouri Inc.
Entity Central Index Key	0000057183
Entity Emerging Growth Company	false
Entity File Number	1-1822
Entity Incorporation, State or Country Code	MO
Entity Tax Identification Number	43-0368139
Entity Address, Address Line One	700 Market Street
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63101
City Area Code	314
Local Phone Number	342-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Spire Alabama Inc.
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 22, 2022
Entity Registrant Name	Spire Alabama Inc.
Entity Central Index Key	0000003146
Entity Emerging Growth Company	false
Entity File Number	2-38960
Entity Incorporation, State or Country Code	AL
Entity Tax Identification Number	63-0022000
Entity Address, Address Line One	605 Richard Arrington Blvd N
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35203
City Area Code	205
Local Phone Number	326-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock $1.00 par value
Document Information [Line Items]
Security12b Title	Common Stock $1.00 par value
Trading Symbol	SR
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a share of 5.90% Series A Cumulative Redeemable Perpetual Preferred Stock, par value $25.00 per share
Document Information [Line Items]
Security12b Title	Depositary Shares
Trading Symbol	SR.PRA
Security Exchange Name	NYSE